Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 759,169	$ 758,212	$ 820,468
Operating expenses	(258,989)	(236,949)	(181,632)
Depreciation	(188,755)	(203,772)	(216,885)
Amortization	(14,979)	(15,983)	(17,195)
Other operating gains (losses), net	7	107,615	(215)
Operating income	296,453	409,123	404,541
Interest expense	(221,756)	(187,994)	(203,760)
Gain on extinguishment of debt	106,916
Interest and other income	23,476	3,418	5,196
Gain (loss) on changes in fair value of financial instruments	4,314	(18,684)	(13,115)
Gain (loss) on foreign exchange	(239,591)	27,539	47,605
Income (loss) before income taxes	(30,188)	233,402	240,467
Tax (expense) recovery	(49,929)	(78,377)	4,353
Net income (loss)	(80,117)	155,025	244,820
Net income (loss) attributable to:
Telesat Corporation shareholders	(23,396)	85,190	244,820
Non-controlling interest	(56,721)	69,835
Net income	$ (80,117)	$ 155,025	$ 244,820
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (1.9)	$ 1.89	$ 4.95
Diluted (in Dollars per share)	$ (1.9)	$ 1.83	$ 4.92
Total Weighted Average Common Shares Outstanding
Basic (in Shares)	12,311,264	45,168,650	49,537,082
Diluted (in Shares)	12,311,264	46,620,495	49,804,886